SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Other	$ 13,174	$ 7,870	$ 54,998	$ 49,038
Total revenue, net	13,174	7,870	54,998	49,038
Devices [Member]
Disaggregation of Revenue [Line Items]
Other	10,338	5,129	43,401	39,659
Total revenue, net	10,338	5,129	43,401	39,659
Service [Member]
Disaggregation of Revenue [Line Items]
Other	2,609	2,648	10,293	8,104
Total revenue, net	2,609	2,648	10,293	8,104
Other [Member]
Disaggregation of Revenue [Line Items]
Other	227	93	1,304	1,275
Total revenue, net	$ 227	$ 93	$ 1,304	$ 1,275